Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Gross carrying Amount	¥ 3,813,453	¥ 3,487,124
Accumulated Amortization	(1,215,740)	(523,537)
Impairment Amount	(254,873)	(238,582)
Net Carrying Amount	2,342,840	2,725,005
Trademark And Lifetime Membership [Member]
Gross carrying Amount	9,960	10,405
Impairment Amount	0	0
Net Carrying Amount	9,960	10,405
Purchased Software [Member]
Gross carrying Amount	43,942	26,198
Accumulated Amortization	(17,471)	(13,377)
Impairment Amount	0	0
Net Carrying Amount	26,471	12,821
Digital Sales Assistant System [Member]
Gross carrying Amount	25,430	25,430
Accumulated Amortization	(12,927)	(10,384)
Impairment Amount	0	0
Net Carrying Amount	12,503	15,046
Customer Relationships [Member]
Gross carrying Amount	211,310	180,610
Accumulated Amortization	(44,989)	(25,557)
Impairment Amount	0	0
Net Carrying Amount	166,321	155,053
Brand Name [Member]
Gross carrying Amount	20,830	3,630
Accumulated Amortization	(819)	(298)
Impairment Amount	0	0
Net Carrying Amount	20,011	3,332
Business Cooperation [Member]
Gross carrying Amount	3,447,689	3,227,319
Accumulated Amortization	(1,131,710)	(469,754)
Impairment Amount	(254,873)	(238,582)
Net Carrying Amount	2,061,106	2,518,983
Others [Member]
Gross carrying Amount	32,191	17
Accumulated Amortization	(1,539)	(1)
Impairment Amount	0	0
Net Carrying Amount	30,652	16
Domain Names [Member]
Gross carrying Amount	22,101	13,515
Accumulated Amortization	(6,285)	(4,166)
Impairment Amount	0	0
Net Carrying Amount	¥ 15,816	¥ 9,349